Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 194,252	$ 59,444
Additions	236,096	134,808
Ending balance	$ 430,348	$ 194,252